Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Tax refundable	$ 206,033	$ 161,142	$ 146,625
Other receivables	8,952	44,035	3,325
Prepayment	2,332,063	237,960	13,759
Total prepaid expenses and other current assets	2,547,048	443,137
Less: allowance for credit losses
Total prepaid expenses and other current assets	$ 2,547,048	$ 443,137	$ 163,709